Commitments and Contingencies (Details Narrative) (10-K)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 02, 2019	Oct. 31, 2018	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 01, 2017 ft²
Operating lease rent expense | $			$ 110,455	$ 82,034	$ 305,883	$ 280,239
ASU 2016-02 ( [Member]
Average borrowing rate percentage	5.00%
CTU Industrial Building [Member]
Building space for lease | ft²							18,200
Lease term description		In October of 2018 we signed a sublease agreement with our facility in Italy with an indefinite term that may be terminated by either party with a 60 day notice for 1,000 Euro per month.